ALLIANCE VARIABLE PRODUCTS SERIES FUND WORLDWIDE PRIVATIZATION PORTFOLIO

SEMI-ANNUAL REPORT
JUNE 30, 2002






Investment Products Offered
o Are Not FDIC Insured
o May Lose Value
o Are Not Bank Guaranteed


WORLDWIDE PRIVATIZATION PORTFOLIO
TEN LARGEST HOLDINGS
June 30, 2002 (unaudited)                Alliance Variable Products Series Fund
_______________________________________________________________________________

                                                                   PERCENT OF
COMPANY                                         U.S. $ VALUE       NET ASSETS
-------------------------------------------------------------------------------

Japan Tobacco, Inc.                              $ 1,328,094              3.5%
BNP Paribas, SA                                    1,310,771              3.5
Kookmin Bank (Common & ADR)                        1,251,494              3.3
Nomura Securities Co., Ltd.                        1,115,922              3.0
Pharmacia Corp.                                      984,935              2.6
ENI SpA                                              878,119              2.3
NTT Docomo, Inc.                                     846,619              2.2
Lattice Group Plc                                    832,302              2.2
SK Telecom Co., Ltd. (Common & ADR)                  786,518              2.1
National Grid Group Plc                              784,378              2.1
                                                 $10,119,152             26.8%

SECTOR DIVERSIFICATION
June 30, 2002 (unaudited)

                                                                   PERCENT OF
SECTOR                                          U.S. $ VALUE       NET ASSETS
-------------------------------------------------------------------------------
Aerospace & Defense                              $    97,755              0.3%
Basic Industries                                   1,616,387              4.3
Consumer Services                                  6,391,772             17.0
Consumer Staples                                   1,911,878              5.1
Energy                                             4,685,211             12.4
Finance                                            7,018,473             18.6
Healthcare                                         2,536,966              6.7
Multi Industry                                        76,982              0.2
Technology                                         2,505,271              6.6
Transportation                                     3,103,168              8.2
Utilities                                          5,030,093             13.3
Total Investments*                                34,973,956             92.7
Cash and receivables, net of liabilities           2,746,652              7.3
Net Assets                                       $37,720,608            100.0%


*    Excludes short-term obligations.


1


WORLDWIDE PRIVATIZATION PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2002 (unaudited)                Alliance Variable Products Series Fund
_______________________________________________________________________________

Company                                          Shares     U.S. $ Value
-------------------------------------------------------------------------------
COMMON & PREFERRED STOCKS-92.7%
AUSTRALIA-2.3%
CSL, Ltd.                                        35,000      $   634,163
Qantas Airways, Ltd.                             83,431          216,089
                                                             ------------
                                                                 850,252

AUSTRIA-0.5%
Flughafen Wien AG                                 6,050          207,540

BELGIUM-1.0%
Interbrew                                        13,642          390,922

BRAZIL-3.3%
Brasil Telecom Participacoes, SA (ADR)            2,000           56,620
Companhia de Saneamento Basico de
  Sao Paulo (ADR)                                 2,000           17,400
Companhia Paranaense de
  Energia-Copel (ADR)                             9,000           36,450
Companhia Vale do Rio Doce (a) (b)                2,360                0
  ADR                                             2,000           51,900
  ADR (b)                                         8,200          226,894
Eletropaulo Metropolitana, SA pfd.              310,000            4,816
Empresa Brasileira de Aeronautica SA
  (Embraer) (ADR)                                 4,568           97,755
Gerdau Siderurg, SA pfd.                     20,228,288          209,505
Itausa-Investimentos Itau, SA pfd.              200,911          134,935
  pfd. (b)                                       10,036            6,740
Petroleo Brasileiro, SA (ADR)                    21,000          365,400
Tele Norte Leste Participacoes, SA (ADR)          5,000           49,750
                                                             ------------
                                                               1,258,165

CHILE-0.1%
Enersis, SA (ADR) (b)                             6,000           34,740

CZECH REPUBLIC-0.5%
Komercni Banka AS                                 3,650          186,567

EGYPT-1.0%
Eastern Company for Tobacco &
  Cigarettes                                     21,974          192,862
Egyptian Co. for Mobile Services                 32,618          192,488
                                                             ------------
                                                                 385,350

FINLAND-1.6%
Fortum Oyj                                       35,551          204,659
Sampo Oyj                                        25,161          195,940
TietoEnator Oyj                                   7,747          190,915
                                                             ------------
                                                                 591,514

FRANCE-9.0%
BNP Paribas, SA                                  23,745        1,310,771
Dassault Systemes, SA                             8,200          373,846
Sanofi-Synthelabo, SA                            12,611          765,768
Societe Television Francaise 1                   12,750          340,727
STMicroelectronics NV                            16,226          403,868
TotalFinaElf, SA                                  1,295          209,864
                                                             ------------
                                                               3,404,844

GERMANY-5.0%
Deutsche Lufthansa AG (b)                        12,086          171,558
Deutsche Post AG                                 50,201          647,767
Fraport AG                                       16,689          389,893
Stinnes AG                                       23,400          675,850
                                                             ------------
                                                               1,885,068

GHANA-0.4%
Ashanti Goldfields Co., Ltd. (GDR) (b)           33,900          166,449

GREECE-0.8%
Public Power Corp.                               19,930          283,688

HONG KONG-2.4%
China Petroleum & Chemical Co. Cl.H           1,645,000          293,157
China Unicom, Ltd. (b)                          168,000          129,235
CNOOC, Ltd.                                     191,000          255,899
Shanghai Industrial Holdings, Ltd.              114,000          220,699
                                                             ------------
                                                                 898,990

HUNGARY-0.7%
OTP Bank Rt.                                     35,533          279,078

ITALY-4.7%
Acegas SpA                                       31,700          192,177
Enel SpA                                         34,022          194,516
ENI SpA                                          55,330          878,119
Telecom Italia SpA                               93,814          496,602
                                                             ------------
                                                               1,761,414

JAPAN-13.8%
East Japan Railway Co.                              147          687,999
Japan Airlines Co., Ltd.                        140,000          394,777
Japan Tobacco, Inc.                                 198        1,328,094
Nippon Telegraph & Telephone, Corp.                 152          625,170
Nomura Securities Co., Ltd.                      76,000        1,115,922
NTT Docomo, Inc.                                    344          846,619
West Japan Railway Co.                               51          205,932
                                                             ------------
                                                               5,204,513

MALAYSIA-0.2%
Maxis Communications Berhad (b)                  52,000           67,032


2


WORLDWIDE PRIVATIZATION PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)                              Alliance Variable Products Series Fund
_______________________________________________________________________________

Company                                          Shares     U.S. $ Value
-------------------------------------------------------------------------------
MEXICO-5.3%
America Movil, SA de CV Series L (ADR)           13,800        $ 184,920
Grupo Aeroportuario del Sureste, SA
  de CV Series B (ADR)                            6,000           77,400
Grupo Financiero Bancomer, SA
  de CV (b)                                     229,600          187,189
Grupo Financiero Banorte, SA
  de CV Cl.B (b)                                299,000          688,132
Telefonos de Mexico, SA Cl.L (ADR)               14,000          449,120
Tubos de Acero de Mexico, SA (ADR)               43,000          395,600
                                                             ------------
                                                               1,982,361

NETHERLANDS-1.7%
ING Groep NV                                     24,900          638,175

NORWAY-0.6%
Telenor AS                                       65,600          231,956

PEOPLES REPUBLIC OF CHINA-0.9%
Beijing Capital International
  Airport Co., Ltd.                           1,488,000          358,658

PERU-0.2%
Explosivos, SA Cl.C (a)                         180,099           76,982

POLAND-0.6%
Polski Koncern Naftowy, SA (GDR)                 26,900          235,375

RUSSIA-1.8%
AO VimpelCom (ADR)                                6,200          157,852
Mobile Telesystems (ADR)                          5,000          151,450
YUKOS (ADR)                                       2,600          359,338
                                                             ------------
                                                                 668,640

SINGAPORE-0.9%
DBS Group Holdings, Ltd.                         50,172          352,234

SOUTH AFRICA-0.9%
Iscor, Ltd. (b)                                  78,500          166,538
M-Cell, Ltd. (b)                                152,400          171,946
                                                             ------------
                                                                 338,484

SOUTH KOREA-6.5%
Kookmin Bank                                     14,000          679,634
  ADR                                            11,635          571,860

POSCO                                             3,600          399,501
SK Telecom Co., Ltd.                              1,010          226,264
  ADR                                            22,600          560,254
                                                             ------------
                                                               2,437,513

SPAIN-1.9%
Iberia Lineas Aereas de Espana, SA              128,452          224,120
Indra Sistemas, SA                               56,400          486,468
                                                             ------------
                                                                 710,588

SWEDEN-1.4%
Eniro AB                                         68,000          520,391

SWITZERLAND-0.5%
Unique Zurich Airport (b)                         2,420          187,402

TAIWAN-3.0%
Taipei Bank                                     840,000          671,296
Taiwan Semiconductor Co. (b)                    218,020          443,740
                                                             ------------
                                                               1,115,036

THAILAND-1.5%
PTT Public Company, Ltd.                        284,300          246,266
Ratchaburi Electricity Generating
  Holding Public Co., Ltd.                      772,300          325,198
                                                             ------------
                                                                 571,464

TURKEY-0.6%
Dogan Yayin Holding AS (b)                  122,365,985          224,241

UNITED KINGDOM-13.0%
BP Plc (ADR)                                     72,928          612,655
British Sky Broadcast Group Plc (b)              37,458          359,224
BT Group Plc                                    150,338          577,617
Capita Group Plc                                 64,834          308,409
Centrica Plc                                    111,000          343,550
Lattice Group Plc                               319,238          832,302
Mersey Docks & Harbor Co.                        25,520          230,925
National Grid Group Plc                         110,400          784,378
PowerGen Plc                                     21,411          251,851
Vodafone Group Plc                              449,146          616,312
                                                             ------------
                                                               4,917,223

UNITED STATES-4.1%
Affiliated Computer
  Services, Inc. Cl.A (b)                         8,400          398,832
deCODE GENETICS, Inc. (b)                        32,500          152,100
Pharmacia Corp.                                  26,300          984,935
                                                             ------------
                                                               1,535,867


3


WORLDWIDE PRIVATIZATION PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)                              Alliance Variable Products Series Fund
_______________________________________________________________________________

Company                                          Shares     U.S. $ Value
-------------------------------------------------------------------------------
VENEZUELA-0.0%
Compania Anonima Nacional Telefonos
  de Venezuela Cl.D (ADR)                         1,071     $    $15,240
                                                             ------------


TOTAL INVESTMENTS-92.7%
  (cost $34,403,855)                                         $34,973,956
Other assets less liabilities-7.3%                             2,746,652
NET ASSETS-100%                                              $37,720,608


(a)  Illiquid security valued at fair value (see Note A).

(b)  Non-income producing security.

     Glossary of Terms:
     ADR - American Depositary Receipt
     GDR - Global Depositary Receipt
     See Notes to Financial Statements.


4


WORLDWIDE PRIVATIZATION PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2002 (unaudited)                Alliance Variable Products Series Fund
_______________________________________________________________________________

ASSETS
  Investments in securities, at value (cost $34,403,855)          $34,973,956(a)
  Cash                                                                319,212
  Foreign cash, at value (cost $2,472,428)                          2,553,933
  Collateral held for securities loaned                                99,000
  Dividends and interest receivable                                    77,448
  Total assets                                                     38,023,549

LIABILITIES
  Payable for investment securities purchased                         156,026
  Payable for collateral received on securities loaned                 99,000
  Advisory fee payable                                                 31,525
  Accrued expenses                                                     16,390
  Total liabilities                                                   302,941

NET ASSETS                                                        $37,720,608

COMPOSITION OF NET ASSETS
  Capital stock, at par                                           $     3,051
  Additional paid-in capital                                       45,801,855
  Undistributed net investment income                                 217,368
  Accumulated net realized loss on
    investment and foreign currency transactions                   (8,956,427)
  Net unrealized appreciation of investments and
    foreign currency denominated assets and
    liabilities                                                       654,761
                                                                  $37,720,608

Class A Shares
  Net assets                                                      $34,832,839
  Shares of capital stock outstanding                               2,816,986
  Net asset value per share                                       $     12.37

Class B Shares
  Net assets                                                      $ 2,887,769
  Shares of capital stock outstanding                                 233,924
  Net asset value per share                                       $     12.34


(a)  Includes securities on loan with a value of $96,240 (see Note F).

     See Notes to Financial Statements.


5


WORLDWIDE PRIVATIZATION PORTFOLIO
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2002 (unaudited)

                                         Alliance Variable Products Series Fund
_______________________________________________________________________________

INVESTMENT INCOME
  Dividends (net of foreign taxes
    withheld of $49,760)                                           $  465,365
  Interest                                                             14,738
  Total investment income                                             480,103

EXPENSES
  Advisory fee                                                        191,694
  Distribution fee-Class B                                              2,094
  Custodian                                                            92,310
  Administrative                                                       34,500
  Audit and legal                                                      17,557
  Printing                                                              5,068
  Directors' fees                                                       1,086
  Transfer agency                                                         472
  Miscellaneous                                                         3,510
  Total expenses                                                      348,291
  Less: expenses waived and
    reimbursed (see Note B)                                          (120,389)
  Net expenses                                                        227,902
  Net investment income                                               252,201

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
  Net realized loss on investment
    transactions                                                   (4,589,862)
  Net realized loss on foreign currency
    transactions                                                      (50,506)
  Net change in unrealized appreciation/
    depreciation of:
  Investments                                                       5,490,729
  Foreign currency denominated assets and
    liabilities                                                        84,839
  Net gain on investment and foreign
    currency transactions                                             935,200

NET INCREASE IN NET ASSETS FROM OPERATIONS                         $1,187,401


See Notes to Financial Statements.


6


WORLDWIDE PRIVATIZATION PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS       Alliance Variable Products Series Fund
_______________________________________________________________________________

                                           Six Months Ended         Year Ended
                                            June 30, 2002           December 31,
                                             (unaudited)                 2001
-------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income                     $   252,201           $   684,568
 Net realized loss on investment
    and foreign currency transactions        (4,640,368)           (4,305,732)
  Net change in unrealized appreciation/
    depreciation of investments and
    foreign currency denominated assets
    and liabilities                           5,575,568            (5,713,342)
  Net increase (decrease)
    in net assets from operations             1,187,401            (9,334,506)

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM
  Net investment income
    Class A                                    (588,448)              (98,462)
    Class B                                     (45,450)               (1,045)
  Net realized gain on investments
    Class A                                          -0-           (2,642,078)
    Class B                                          -0-              (32,360)

CAPITAL STOCK TRANSACTIONS
  Net decrease                               (1,336,070)           (5,807,379)
  Total decrease                               (782,567)          (17,915,830)

NET ASSETS
  Beginning of period                        38,503,175            56,419,005
  End of period (including
    undistributed net investment
    income of $217,368 and
    $599,065, respectively)                 $37,720,608           $38,503,175


See Notes to Financial Statements.


7


WORLDWIDE PRIVATIZATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2002 (unaudited)                Alliance Variable Products Series Fund
_______________________________________________________________________________

NOTE A: Significant Accounting Policies
The Worldwide Privatization Portfolio (the "Portfolio") is a series of Alliance Variable Products Series Fund, Inc. (the "Fund"). The Portfolio's investment objective is to seek long-term capital appreciation. The Fund was incorporated in the State of Maryland on November 17, 1987, as an open-end series investment company. TheFund offers nineteen separately managed pools ofassets which have differing investment objectives andpolicies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio's net asset value per share.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation
Portfolio securities traded on a national securities exchange or on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) or on The Nasdaq Stock Market, Inc. are generally valued at the last reported sales price or if no sale occurred, at the mean of the closing bid and asked price on that day. Readily marketable securities traded in the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar to the U.S. over-the-counter market, and securities listed on a national securities exchange whose primary market is believed to be over-the-counter (but excluding securities traded on The Nasdaq Stock Market, Inc.), are valued at the mean of the current bid and asked price. U.S. government and fixed income securities which mature in 60 days or less are valued at amortized cost, unless this method does not represent fair value. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures adopted by, the Board of Directors. Fixed income securities may be valued on the basis of prices obtained from a pricing service when such prices are believed to reflect the fair market value of such securities.

2. Currency Translation
Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked price of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates of exchange prevailing when accrued.

Net realized gains and losses on foreign currency transactions represent foreign exchange gains and losses from sales and maturities of securities and forward exchange currency contracts, holdings of foreign currencies, exchange gains and losses realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding tax reclaims recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes
It is the Portfolio's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Investment Income and Investment Transactions
Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactionsare accounted for on the date securities are purchased or sold. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income. Investment gains and losses are determined on the identified cost basis.

5. Income and Expenses
Expenses attributable to a single portfolio are charged to that portfolio. Expenses of the Fund are charged to each portfolio in proportion to net assets. All income earned and expenses incurred by a portfolio with multi-class


8


                                         Alliance Variable Products Series Fund
_______________________________________________________________________________

shares outstanding are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the portfolio represented by the net assets of such class, except that the portfolio's Class B shares bear the distribution fees.

6. Dividends and Distributions
The Portfolio declares and distributes dividends and distributions from net investment income and net realized gains, respectively, if any, at least annually. Income dividends and capital gains distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B: Advisory Fee and Other Transactions with Affiliates
Under the terms of an investment advisory agreement, the Portfolio pays Alliance Capital Management L.P. (the "Adviser"), an investment advisory fee at an annualized rate of 1% of the Portfolio's average daily net assets.

Pursuant to the advisory agreement, the Portfolio paid $34,500 to the Adviser representing the cost of certain legal and accounting services provided to the Portfolio by the Adviser for the six months ended June 30, 2002.

Prior to May 1, 2002, the Adviser agreed to waive its fee and to reimburse the additional operating expenses ("Expense Limitation Undertaking") to the extent necessary to limit total operating expenses on an annual basis to .95% and 1.20% of the average daily net assets for Class A and Class B shares respectively. The Adviser terminated the Expense Limitation Undertaking effective May 1, 2002. Any expense waivers or reimbursements are accrued daily and paid monthly. For the six months ended June 30, 2002, the Adviser waived fees in the amount of $34,500 and reimbursed additional expenses in the amount of $85,889.

Brokerage commissions paid on investment transactions for the six months ended June 30, 2002, amounted to $66,832, none of which was paid to Sanford C. Bernstein &Co. LLC, an affiliate of the Adviser.

The Portfolio compensates Alliance Global Investor Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $472 for the six months ended June 30, 2002.

NOTE C: Distribution Plan
The Portfolio has adopted a Plan for Class B shares pursuant to Rule 12B-1 under the Investment Company Act of 1940 (the "Plan"). Under the Plan, the Portfolio pays distribution and servicing fees to the Distributor at an annual rate of up to .50% of the Portfolio's average daily net assets attributable to the Class B shares. The fees are accrued daily and paid monthly. The Board of Directors currently limit payments under the Plan to .25% of the Portfolio's average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio's shares. Since the Distributor's compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Commission as being of the "compensation" variety.

In the event that the Plan is terminated or not continued, no distribution and servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio's shares.


9


WORLDWIDE PRIVATIZATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)                              Alliance Variable Products Series Fund
_______________________________________________________________________________

NOTE D: Investment Transactions
Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2002, were as follows:

Purchases:
Stocks and debt obligations                                       $11,057,979
U.S. government and agencies                                               -0-

Sales:
Stocks and debt obligations                                       $13,374,735
U.S. government and agencies                                               -0-

At June 30, 2002, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding foreign currency transactions) are as follows:

Gross unrealized appreciation                                     $ 5,264,916
Gross unrealized depreciation                                      (4,694,815)
Net unrealized appreciation                                       $   570,101

1. Forward Exchange Currency Contracts
The Portfolio may enter into forward exchange currency contracts to hedge exposure to changes in foreign currency exchange rates on foreign portfolio holdings, to hedge certain firm purchase and sales commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase orsell a foreign currency at a future date at a negotiated forward rate.

The Portfolio may enter into contracts to deliver or receive foreign currency it will receive from orrequire for its normal investment activities. It may alsouse contractsin a manner intended to protect foreigncurrency denominated securities from declines in value due to unfavorable exchange rate movements. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions. Fluctuations in the value of forward exchange currency contracts are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio.

The Portfolio's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Portfolio having an approximate value equal to the aggregate amount of the Portfolio's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars, reflects the total exposure the Portfolio has in that particular currency contract.

At June 30, 2002, the Portfolio had no outstanding forward exchange currency contracts.

2. Option Transactions
For hedging and investment purposes, the Portfolio may purchase and write call options and purchase put options on U.S. securities that are traded on U.S. securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from which written options expire unexercised are recorded by the Portfolio on the expiration date as realized gains from written options. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has realized a gain or loss. In writ-


10


                                         Alliance Variable Products Series Fund
_______________________________________________________________________________

ing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

The Portfolio had no transactions in options written for the six months ended June 30, 2002.

NOTE E: Distributions to Shareholders
The tax character of distributions paid during the fiscal year ended December 31, 2001 and December 31, 2000 were asfollows:

                                                2001                  2000
                                            -----------           -----------
Distributions paid from:
  Ordinary income                            $  179,389            $3,089,318
  Net long-term capital gains                 2,594,556             1,334,849
Total taxable distributions                   2,773,945             4,424,167
Total distributions paid                     $2,773,945            $4,424,167

As of December 31, 2001, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income                                    $   627,088
Accumulated earnings                                                 627,088
Accumulated capital and other losses                               4,278,650)(a)
Unrealized appreciation/(depreciation)                            (4,986,239)(b)
Total accumulated earnings/(deficit)                             $(8,637,801)

(a) On December 31, 2001, the Portfolio had a net capital loss carryforward of $2,142,659 which will expire on December 31, 2009. To the extent future capital gains are offset by capital loss carryforward, such gains will not be distributed. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Portfolio's next taxable year. For the year ended December 31, 2001, the Portfolio deferred to January 1, 2002, post October capital and foreign currency losses of $2,107,967 and $28,024, respectively.

(b) The difference between book-basis and tax-basis unrealized appreciation/ (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

NOTE F: Securities Lending
The Portfolio has entered into a securities lending agreement with UBS/PaineWebber, Inc. (the "Lending Agent"). Under the terms of the agreement, the Lending Agent, on behalf of the Portfolio, administers the lending of portfolio securities to certain broker-dealers. In return, the Portfolio receives fee income from the lending transactions. All loans are continuously secured by collateral exceeding the value of the securities loaned. All collateral consists of either cash or U.S. Government securities. The Lending Agent invests the cash collateral in an eligible money market vehicle in accordance with the investment restrictions of the Portfolio. UBS/Paine Webber will indemnify the Portfolio for any loss resulting from a borrower's failure to return a loaned security when due. As of June 30, 2002, the Portfolio had loaned securities with a value of $96,240 and received cash collateral of $99,000. For the six months ended June 30, 2002, the Portfolio received fee income of $5,548 which is included in interest income in the accompanying statement of operations.


11


WORLDWIDE PRIVATIZATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)                              Alliance Variable Products Series Fund
_______________________________________________________________________________

NOTE G: Capital Stock
There are 1,000,000,000 shares of $.001 par value capitalstock authorized, divided into two classes, designated ClassA and ClassB shares. Each class consists of 500,000,000 authorized shares. Transactions in capital stock were as follows:

                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                   Six Months Ended  Year Ended  Six Months Ended  Year Ended
                     June 30, 2002  December 31,  June 30, 2002   December 31,
                      (unaudited)       2001       (unaudited)        2001
                     ------------  ------------  --------------  --------------
Class A
Shares sold              478,802       720,843     $ 5,949,124    $  9,069,883
Shares issued in
  reinvestment of
  dividends and
  distributions           46,702       203,455         588,448       2,740,540
Shares redeemed         (778,789)   (1,446,325)     (9,705,700)    (18,468,744)
Net decrease            (253,285)     (522,027)    $(3,168,128)   $ (6,658,321)

Class B
Shares sold              235,075     2,000,183     $ 2,941,599    $ 24,741,691
Shares issued in
  reinvestment of
  dividends and
  distributions            3,613         2,482          45,450          33,405
Shares redeemed          (94,530)   (1,928,134)     (1,154,991)    (23,924,154)
Net increase             144,158        74,531     $ 1,832,058    $    850,942

NOTE H: Concentration of Risk
Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable United States companies or of the United States government.

NOTE I: Bank Borrowing
A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in the miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2002.


12


WORLDWIDE PRIVATIZATION PORTFOLIO
FINANCIAL HIGHLIGHTS                     Alliance Variable Products Series Fund
_______________________________________________________________________________

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                       CLASS  A
                                      ----------------------------------------------------------------------------
                                       Six Months
                                         Ended                         Year Ended December 31,
                                     June 30, 2002 ---------------------------------------------------------------
                                       (unaudited)     2001         2000         1999         1998         1997
                                      -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                  $12.18        $15.64        $21.74        $14.81        $14.20        $13.13

Income From Investment Operations
Net investment income (a)(b)              .08           .20           .05           .15           .26           .25
Net realized and unrealized
  gain (loss) on investment
  and foreign currency
  transactions                            .32         (2.82)        (4.81)         8.00          1.29          1.17
Net increase (decrease)
  in net asset value from
  operations                              .40         (2.62)        (4.76)         8.15          1.55          1.42

Less: Dividends and Distributions
Dividends from net
  investment income                      (.21)         (.03)         (.12)         (.31)         (.20)         (.16)
Distributions from
  net realized gain on
  investments                              -0-         (.81)        (1.22)         (.91)         (.74)         (.19)
Total dividends and
  distributions                          (.21)         (.84)        (1.34)        (1.22)         (.94)         (.35)
Net asset value,
  end of period                        $12.37        $12.18        $15.64        $21.74        $14.81        $14.20

Total Return
Total investment return
  based on net asset
  value (c)                              3.24%       (17.29)%      (23.00)%       58.83%        10.83%        10.75%

Ratios/Supplemental Data
Net assets,
  end of period
  (000's omitted)                     $34,833       $37,411       $56,181       $64,059       $46,268       $41,818
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                       1.17%(d)       .95%          .95%          .95%          .95%          .95%
  Expenses, before waivers and
  reimbursements                         1.81%(d)      1.65%         1.43%         1.46%         1.70%         1.55%
  Net investment income (a)              1.32%(d)      1.50%          .29%          .93%         1.74%         1.76%
Portfolio turnover rate                    31%           35%           65%           54%           92%           58%


See footnote summary on page 14.


13

                                         Alliance Variable Products Series Fund
_______________________________________________________________________________

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period
                                                           CLASS B
                                            ------------------------------------
                                                                        July 5,
                                            Six Months                  2000(e)
                                               Ended      Year Ended      to
                                           June 30, 2002   Dec. 31,     Dec. 31,
                                            (unaudited)      2001        2000
                                            -----------  -----------  ----------

Net asset value, beginning of period        $12.17       $15.62       $19.09

Income From Investment Operations
Net investment income (loss) (a)(b)            .07          .10         (.04)
Net realized and unrealized gain (loss)
  on investment and foreign currency
    transactions                               .30        (2.71)       (3.43)
Net increase (decrease) in
  net asset value from operations              .37        (2.61)       (3.47)

Less: Dividends and Distributions
Dividends from net investment income          (.20)        (.03)          -0-
Distributions from net realized
  gain on investments                           -0-        (.81)          -0-
Total dividends and distributions             (.20)        (.84)          -0-
Net asset value, end of period              $12.34       $12.17       $15.62

Total Return
Total investment return based on
  net asset value (c)                         3.00%     (17.28)%     (18.43)%

Ratios/Supplemental Data
Net assets, end of period
 (000's omitted)                            $2,888      $1,092         $238
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                            1.53%(d)    1.19%        1.20%(d)
  Expenses, before waivers and
    reimbursements                            2.08%(d)    1.93%        1.80%(d)
  Net investment income (loss) (a)            1.18%(d)     .80%        (.26)%(d)
Portfolio turnover rate                         31%         35%          65%


(a)  Net of expenses reimbursed or waived by the Adviser.

(b)  Based on average shares outstanding.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

(d)  Annualized.

(e)  Commencement of distribution.


14


WORLDWIDE PRIVATIZATION PORTFOLIO        Alliance Variable Products Series Fund
_______________________________________________________________________________

BOARD OF DIRECTORS
John D. Carifa, Chairman and President
Ruth Block (1)
David H. Dievler (1)
John H. Dobkin (1)
William H. Foulk, Jr. (1)
Clifford L. Michel (1)
Donald J. Robinson (1)

OFFICERS
Kathleen A. Corbet, Senior Vice President
Alfred L. Harrison, Senior Vice President
Andrew S. Adelson, Vice President
Andrew Aran, Vice President
Bruce K. Aronow, Vice President
Edward Baker, Vice President
Thomas J. Bardong, Vice President
Matthew Bloom, Vice President
Mark H. Breedon, Vice President
Russell Brody, Vice President
Kenneth T. Carty, Vice President
Frank Caruso, Vice President
John F. Chiodi, Vice President
Paul J. DeNoon, Vice President
Joseph C. Dona, Vice President
Gregory Dube, Vice President
Marilyn G. Fedak, Vice President
Jane Mack Gould, Vice President
David A. Kruth, Vice President
Alan E. Levi, Vice President
Michael Levy, Vice President
Gerald T. Malone, Vice President
Andrew Moloff, Vice President
Michael Mon, Vice President
Daniel Nordby, Vice President
Raymond J. Papera, Vice President
Douglas J. Peebles, Vice President
Jeffrey S. Phlegar, Vice President
Daniel G. Pine, Vice President
Steven Pisarkiewicz, Vice President
Michael J. Reilly, Vice President
John Ricciardi, Vice President
Paul C. Rissman, Vice President
Kevin F. Simms, Vice President
Michael A. Snyder, Vice President
Annie Tsao, Vice President
Jean Van De Walle, Vice President
Richard A. Winge, Vice President
Sandra Yeager, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Thomas Manley, Controller

CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

DISTRIBUTOR
Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

INDEPENDENT AUDITORS
Ernst & Young LLP
5 Times Square
New York, NY 10036

LEGAL COUNSEL
Seward & Kissel
One Battery Park Plaza
New York, NY 10004

TRANSFER AGENT
Alliance Global Investor Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-free 1-(800) 221-5672


(1)  Member of the Audit Committee.


15